TO OUR SHAREHOLDERS

JULY 30, 1999

We are pleased to present MassMutual Participation Investors' report for the second quarter of 1999, and to announce the quarterly dividend of 24 cents per share that is payable on August 13, 1999 to shareholders of record on July 30, 1999. A quarterly dividend of 24 cents per share was paid a quarter ago.

The Trust had a good quarter with net assets increasing to $106,490,298 or $11.41 per share at June 30, 1999 from $105,730,008 or $11.35 per share on March 31, 1999. As the table below indicates, in terms of income and gain, the Trust is performing well.

                      Quarter           Per      Quarter         Per    YTD Ended          Per     YTD Ended         Per
                   Ended 6/30/99       Share  Ended 6/30/98      Share   6/30/99           Share    6/30/98          Share
                   -------------       -----  -------------      -----  ---------          -----   ---------         -----
Net Asset Value     106,490,298        11.41  113,074,784        12.21  106,490,298        11.41  113,074,784        12.21

Realized Gains        1,375,638         0.15    1,071,673         0.12    6,273,677         0.67    3,603,354         0.39

Net Income            2,302,183         0.25    2,186,277         0.24    4,596,542         0.49    4,448,200         0.48

The Trust's total return for the quarter was 2.64%. By comparison, the table below shows the returns for the Russell 2000 and Merrill Lynch High Yield indexes, indexes with similar investments to the Trust, and the S&P 500 and Lehman Government/Corporate indexes, which are good proxies for the stock and bond markets respectively.

                                              Total Return for  Total Return for
                                                the quarter        the YTD
                                               ended 6/30/99     ended 6/30/99
                                              ----------------  ----------------
        MassMutual Participation Investors *       2.64%             2.82%
        Lehman Government/Corporate Bond Index    -1.09%            -2.27%
        Merrill Lynch High Yield Index             0.67%             1.76%
        S&P 500 Index                              7.05%            12.38%
        Russell 2000 Index                        15.55%             9.28%

            * Based on the change in net asset value with reinvestment of dividends.

New private placement investments were made during the quarter in Alpha Shirt Company, Magnetic Data Technologies, Inc., NPC, Inc. and Safety Speed Cut Manufacturing Company, Inc. The fixed income component of these investments carried a weighted average coupon of approximately 12%. (A brief description of these investments is provided in the Schedule of Investments).

Of the gains taken in the quarter, $1.3 million were from the sale of public securities. Of the $0.67 per share of realized gains, $.26 per share represents net short-term gains which, if not offset, must be distributed to shareholders each year.

During the quarter, the Trustees elected Stuart H. Reese as Trustee and Chairman of the Board, replacing Richard G. Dooley, who was elected Vice Chairman. Mr. Reese was the former President of the Trust. Additionally, I was elected President of the Trust. Previously, I was Senior Vice President.

As of June 30, 1999, MassMutual's critical computer technology hardware and software, including applications supporting the Trust, continued to be "Year 2000 Compliant" according to MassMutual Y2K certification standards. MassMutual continues to seek assurances from vendors, customers, service providers, governments and others, to determine their Year 2000 readiness. MassMutual will consider the responses to these inquiries in the development of any contingency plans needed for Year 2000.

Thank you for your continued interest in and support of Participation Investors.

Sincerely,

/s/ Robert E. Joyal

Robert E. Joyal
President

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

June 30, 1999 and 1998
(Unaudited)

                                                                 1999                 1998
                                                               ------------     ------------
Assets:
Investments (Notes 2A, 2B and 5)
  (See Schedule of Investments)
  Corporate restricted securities at fair value
    (Cost 1999 - $98,861,873; 1998 - $93,117,763)             $  93,031,426    $  98,303,910
  Corporate public securities at market value
    (Cost 1999 - $34,323,598; 1998 - $30,296,545)                32,786,567       32,785,630
  Short-term securities at cost plus earned discount which
    approximates market value                                     1,174,906        3,097,763
                                                               ------------     ------------
                                                                126,992,899      134,187,303
Cash                                                                103,074          249,187
Interest and dividends receivable, net                            2,707,007        2,367,715
Receivable for investments sold                                     135,142          429,202
Other assets                                                          8,085            8,085
                                                              -------------    -------------
   Total assets                                               $ 129,946,207    $ 137,241,492
                                                              =============    =============
Liabilities:
Payable for investments purchased                              $    371,197     $  1,058,606
Management fee payable (Note 3)                                     240,143          254,418
Note payable (Note 4A)                                           12,000,000       12,000,000
Revolving Credit Agreement (Note 4B)                             10,500,000       10,500,000
Interest payable (Note 4)                                           217,738          251,348
Accounts payable                                                     33,519             --
Accrued expenses                                                     93,312          102,336
                                                               ------------     ------------
   Total liabilities                                             23,455,909       24,166,708
                                                               ------------     ------------

Net Assets:
Shares of beneficial interest, par value $.01 per share;
  an unlimited number authorized                                     93,328           92,572
Additional paid-in capital                                       86,248,491       85,371,053
Retained net realized gain on investments, prior years           18,524,626       13,703,839
Undistributed net investment income (Note 2D)                     2,717,654        2,632,773
Undistributed net realized gain on investments (Note 2D)          6,273,677        3,599,315
Net unrealized appreciation of investments (Notes 2A, 2B and 5)  (7,367,478)       7,675,232
                                                               ------------     ------------
   Total net assets                                             106,490,298      113,074,784
                                                               ------------     ------------
   Total liabilities and net assets                            $129,946,207     $137,241,492
                                                               ============     ============
Shares of beneficial interest issued and outstanding              9,332,786        9,257,181
                                                               ============     ============
Net asset value per share                                      $      11.41     $      12.21
                                                               ============     ============

                       See Notes to Financial Statements.

CONSOLIDATED STATEMENT OF OPERATIONS       MASSMUTUAL PARTICIPATION INVESTORS

For the six months ended June 30, 1999 and 1998
(Unaudited)

                                                                                  1999            1998
                                                                              -----------      -----------
Investment Income (Note 2B):
Interest                                                                      $ 5,798,650      $ 5,615,099
Dividends                                                                         129,513          188,956
                                                                              -----------      -----------
   Total income                                                                 5,928,163        5,804,055
                                                                              -----------      -----------

Expenses:
Management fee (Note 3)                                                           478,650          504,471
Trustees' fees and expenses                                                        48,542           41,595
Transfer Agent/Registrar's expenses                                                24,000           28,755
Custodian's fees                                                                    6,000            3,000
Interest (Note 4)                                                                 711,543          738,951
Reports to shareholders                                                             6,000            6,000
Audit and legal                                                                    20,640           20,640
Other                                                                              36,246           12,443
                                                                              -----------      -----------
   Total expenses                                                               1,331,621        1,355,855
                                                                              -----------      -----------

Net investment income (1999 - $.49 per share; 1998 - $.48 per share)            4,596,542        4,448,200
                                                                              -----------      -----------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                6,273,677        3,603,354
Net change in unrealized appreciation/depreciation of investments              (7,853,494)         610,138
                                                                              -----------      -----------
   Net gain (loss) on investments                                              (1,579,817)       4,213,492
                                                                              -----------      -----------

Net increase in net assets resulting from operations                          $ 3,016,725      $ 8,661,692
                                                                              ===========      ===========

                      See Notes to Financial Statements.

                                           MASSMUTUAL PARTICIPATION INVESTORS
CONSOLIDATED STATEMENT OF CASH FLOWS

For the six months ended June 30, 1999 and 1998
(Unaudited)

                                                                                 1999              1998
                                                                             ------------      ------------
Net increase (decrease) in cash: Cash flows from operating activities:
  Interest and dividends received                                            $  5,395,247      $  5,614,553
  Interest expense paid                                                          (715,854)         (710,424)
  Operating expenses paid                                                      (1,286,694)         (710,353)
  Federal income tax paid                                                      (2,599,749)       (4,458,639)
                                                                             ------------      ------------
   Net cash provided by (used for) operating activities                           792,950          (264,863)
                                                                             ------------      ------------

Cash flows from investing activities:
  Change in short-term portfolio securities, net                                4,756,334        (1,647,184)
  Purchase of portfolio securities                                            (38,358,382)      (31,523,938)
  Proceeds from disposition of portfolio securities                            36,509,082        38,959,323
                                                                             ------------      ------------
   Net cash provided by investing activities                                    2,907,034         5,788,201
                                                                             ------------      ------------

   Net cash provided by operating and investing activities                      3,699,984         5,523,338
                                                                             ------------      ------------

Cash flows from financing activities:
  Increase in receipts for shares issued on reinvestment of dividends             509,557           475,637
  Cash dividends paid from net investment income                               (4,521,008)       (4,067,914)
  Cash dividends paid from net realized gain on investments                    (1,616,070)       (1,744,715)
                                                                             ------------      ------------
   Net cash used for financing activities                                      (5,627,521)       (5,336,992)
                                                                             ------------      ------------

Net increase (decrease) in cash                                                (1,927,537)          186,346
Cash - beginning of year                                                        2,030,611            62,841
                                                                             ------------      ------------
Cash - end of period                                                         $    103,074      $    249,187
                                                                             ------------      ------------

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                        $   3,016,725      $   8,661,692
                                                                             ------------      ------------

  Decrease in investments                                                       3,737,935           756,917
  (Increase) decrease in interest and dividends receivable, net                  (275,452)           22,639
  (Increase) decrease in receivable for investments sold                          129,882          (344,870)
  Increase in other assets                                                         (8,085)           (8,085)
  Decrease in payable for investments purchased                                   371,197           958,606
  Increase in management fee payable                                                2,961            15,568
  Increase in interest payable                                                     21,794            28,527
  Decrease in accounts payable                                                   (643,304)             --
  Decrease in accrued expenses                                                    (53,920)         (109,017)
  Decrease in accrued taxes                                                    (2,599,749)       (4,458,639)
                                                                             ------------      ------------
   Total adjustments to net assets from operations                                683,259        (3,138,354)
                                                                             ------------      ------------
   Net cash provided by operating and investing activities                   $  3,699,984      $  5,523,338
                                                                             ------------      ------------

                                       See Notes to Financial Statements.
4

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and 1998
(Unaudited)

                                                                                  1999              1998
                                                                             -------------    --------------
Increase (decrease) in net assets:

Operations:
  Net investment income                                                      $   4,596,542      $   4,448,200
  Net realized gain on investments                                               6,273,677          3,603,354
  Net change in unrealized appreciation/depreciation of investments             (7,853,494)           610,138
                                                                             -------------    ---------------

Net increase in net assets resulting from operations                             3,016,725          8,661,692

Net increase in shares of beneficial interest transactions                         509,557            475,637

Dividends to shareholders from:
    Net investment income (1999 - $.24 per share; 1998 - $.24 per share)        (2,235,982)        (2,218,130)
                                                                             -------------     --------------

   Total increase                                                                1,290,300          6,919,199

Net Assets, beginning of year                                                  105,199,998        106,155,585
                                                                             -------------     --------------

Net Assets, end of period (including undistributed net investment
  income in 1999 - $2,717,751; 1998 - $2,632,773)                            $ 106,490,298      $ 113,074,784
                                                                             =============     ==============

                      See Notes to Financial Statements.

CONSOLIDATED SELECTED PER SHARE DATA          MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding for the periods ended:

                                                                                 For the
                                                                               six months         For the
                                                                              ended 6/30/99      year ended
                                                                               (Unaudited)        12/31/98
                                                                               ----------       ----------
Net asset value:
  Beginning of year                                                            $    11.33       $    11.52
                                                                               ----------       ----------

Net investment income                                                                 .49              .97
Net realized and unrealized loss on investments                                      (.17)             (02)
                                                                               ----------       ----------
Total from investment operations                                                      .32              .95
                                                                               ----------       ----------
Dividends from net investment income to common shareholders                          (.24)            (.96)
Distributions from net realized gain on investments to common shareholders             --             (.18)
Total distributions                                                                  (.24)           (1.14)

Net asset value:
  End of period                                                                $    11.41       $    11.33
                                                                               ----------       ----------
Per share market value:
  End of period                                                                $    11.56       $    12.00
                                                                               ----------       ----------
Total investment return:
  Market value                                                                      (1.69)%*       15.82%
  Net asset value                                                                    2.82%*        10.91%

Net assets (in millions):
  End of period                                                                $   106.50       $   105.20

Ratio of operating expenses to average net assets                                     .58%*         1.16%

Ratio of interest expenses to average net assets                                      .67%*         1.35%

Ratio of expenses to average net assets                                              1.25%*         2.51%

Ratio of net investment income to average net assets                                 4.33%*         8.16%

Portfolio turnover                                                                  29.35%*        54.53%

*Percentages represent results for the period and are not annualized.

                      See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                    Shares, Units,
                                                     Warrants or                Fair Value                   Fair Value
                                                      Principal   Acquisition  at Acquisition     Cost       at 6/30/99
Corporate Restricted Securities - 87.36%:  (A)         Amount         Date          Date        (Note 2B)     (Note 2A)
                                                   --------------   --------    -----------     ----------   ------------
Private Placement Investments - 79.40%

A T I Acquisition Corporation
A manufacturer of disposable nonwoven protection
products.
   Senior Floating Rate Revolving Credit
   Note due 2003                                   $    281,817     12/16/98    $   281,817     $  281,817   $    281,817
   10% Senior Secured Note due 2006                $  1,181,817     12/16/98      1,181,817      1,181,817      1,141,162
   12% Subordinated Note due 2008                  $    909,090     12/16/98        911,635        854,545        866,181
   Common Stock (B)                                 181,818 shs.    12/16/98        181,818        181,818        145,454
   Warrant, exercisable until 2008, to
   purchase common stock at $1 per share (B)        129,870 shs.    12/16/98         54,544         54,545          1,299
                                                                                -----------     ----------   ------------
                                                                                  2,611,631      2,554,542      2,435,913
                                                                                -----------     ----------   ------------
AccTech, LLC
A designer and marketer of specialized cleaning
 products.
   Senior Floating Rate Revolving Credit
   Note due 2002 (B)                               $    406,260     10/31/96        406,260        406,260         20,313
   Senior Secured Series A Floating Rate
   Note due 2002 (B)                               $    346,722     10/31/96        341,525        346,722         17,336
   10.1% Senior Secured Series A Note
   due 2002 (B)                                    $    520,536     10/31/96        507,210        520,536         26,027
   12% Senior Secured Series B Note
   due 2004 (B)                                    $    549,000     10/31/96        577,603        494,100         27,450
   Membership Interests (B)                              2 int.     10/31/96        131,756         73,511             --
   Warrant, exercisable until 2004, to purchase
   membership interests at $.01 per interest (B)         1 int.     10/31/96             --         54,900             --
                                                                                -----------     ----------   ------------
                                                                                  1,964,354      1,896,029         91,126
                                                                                -----------     ----------   ------------
Adventure Entertainment Corporation
An owner and operator of themed family
entertainment centers.
   7% Redeemable Series B Preferred Stock              935 shs.     10/31/97         91,159        922,852        852,161
   Warrant, exercisable until 2005, to purchase
   Class A common stock at $.01 per share (B)        3,222 shs.     10/31/97             32         12,495             32
                                                                                -----------     ----------   ------------
                                                                                     91,191        935,347        852,193
                                                                                -----------     ----------   ------------
Alpha Shirt Company
A domestic distributor of imprintable
apparel and other related items.
   12% Senior Subordinated Note due 2007           $  1,684,300     4/30/99       1,674,194      1,434,537      1,641,351
   Common Stock (B)                                    561 shs.     4/30/99         505,035        561,150        505,035
   Warrants, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                  305 shs.     4/30/99               3        252,645              3
                                                                                -----------     ----------   ------------
                                                                                  2,179,232      2,248,332      2,146,389
                                                                                -----------     ----------   ------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                Fair Value                 Fair Value
                                                       Principal   Acquisition at Acquisition    Cost       at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)      Amount        Date          Date       (Note 2B)     (Note 2A)
                                                    -------------  -----------   ----------    ----------    ----------
America's Body Co./LCP Holding Co.
A designer and manufacturer of commercial work
vehicles.
   12% Senior Subordinated Note due 2007            $   1,750,000    11/2/98     $1,493,333    $1,503,166    $1,677,025
   Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                     29 shs.    11/2/98        256,667       256,667            --
                                                                                 ----------    ----------    ----------
                                                                                  1,750,000     1,759,833     1,677,025
                                                                                 ----------    ----------    ----------
Applied Process Solutions, Inc.
An engineer and manufacturer of process systems
for the oil and gas industry.
   Common Stock (B)                                      148 shs.   10/26/95             --            --        24,009
   Limited Partnership Interests of
   Maloney Industries, Inc. (B)                          284 uts.   10/20/95        253,125       334,343        42,954
   Limited Partnership Interests of APS
   Growth LLC (B)                                    400,000 uts.    9/28/98        341,292       400,000       320,000
                                                                                 ----------    ----------    ----------
                                                                                    594,417       734,343       386,963
                                                                                 ----------    ----------    ----------
Ardent Software, Inc. - O.T.C.
A manufacturer and distributor of database
management software.
   Common Stock (B)                                   21,449 shs.   12/14/95         64,347       192,223       410,212
                                                                                 ----------    ----------    ----------
Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States.
   11% Senior Subordinated Note due 2005            $   1,667,500    3/19/97      1,637,318     1,602,536     1,000,500
   Common Stock (B)                                   15,675 shs.    3/19/97         61,875        82,500        41,250
   Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                 47,044 shs.    3/19/97         47,044        86,673           470
                                                                                 ----------    ----------    ----------
                                                                                  1,746,237     1,771,709     1,042,220
                                                                                 ----------    ----------    ----------
Automatic Data Processing
A vertical application software company.
   Common Stock (B)                                         5,817    5/12/98        250,000       250,000       243,399
                                                                                 ----------    ----------    ----------
Averstar, Inc.
A provider of software systems, services and
products to a variety of information technology
users.
   13% Senior Subordinated Note due 2002            $     399,659    8/31/95        406,800       369,365       408,491
   Class A Common Stock (B)                            6,726 shs.    8/31/95          6,895         9,192        16,950
   Class B Common Stock (B)                           18,600 shs.    8/31/95         19,087        25,418        46,872
   Class G Common Stock (B)                           48,423 shs.    8/31/95          1,059        52,000       122,026
   Class A Common Stock of I E S Holdings (B)          1,471 shs.    2/27/98             --            --            --
   Class B Common Stock of I E S Holdings (B)          4,067 shs.    2/27/98             --            --            --
   Warrants, exercisable until 2002, to purchase
   common stock of I E S Holdings at $.01 per
   share (B)                                          10,588 shs.    2/27/98             --            --            --
                                                                                 ----------    ----------    ----------
                                                                                    433,841       455,975       594,339
                                                                                 ----------    ----------    ----------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                    Shares, Units,
                                                      Warrants or                 Fair Value                 Fair Value
                                                       Principal    Acquisition at Acquisition     Cost      at 6/30/99
Corporate Restricted Securities - 87.36%:  (A)          Amount         Date          Date       (Note 2B)     (Note 2A)
                                                    -------------   ----------    ----------    ----------    ----------
Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital.
   10.5% Senior Note due 1999                       $     226,364      5/15/89    $  226,364    $  226,364    $  227,495
                                                                                  ----------    ----------    ----------
Beta Brands, Inc. - T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
   Senior Secured Revolving Credit note due 2005    $     285,533      12/23/97      285,533       285,533       285,533
   Senior Secured Tranche A  Floating Rate Note
   due 2004                                         $   1,147,000      12/23/97    1,136,906     1,147,000     1,147,000
   14.75% Senior Secured Tranche B Note
   due 2005                                         $     334,802      12/23/97      348,194       334,802       326,432
   Senior Secured Tranche C Floating Rate Note      $     563,000      1/13/99       563,000       563,000       563,000
   due 2004
   Limited Partnership Interests of CM Equity       $405,584 int.     12/23/97       324,467       398,325       318,667
   Partners (B)
   Warrant, exercisable until 2005, to purchase
   common stock at $.81 per share (B)                107,267 shs.     12/23/97         1,073          --           1,073
                                                                                  ----------    ----------    ----------
                                                                                   2,659,173     2,728,660     2,641,705
                                                                                  ----------    ----------    ----------
C & K Manufacturing and Sales Company
A manufacturer and distributor of branded packaging
and supply products.
   Senior Secured Floating Rate Revolving
   Credit Facility due 2002                         $     325,850      8/29/96       325,850       325,850       162,925
   Senior Secured Series A Floating Rate
   Term Note due 2002                               $   1,118,796      8/29/96     1,106,825     1,118,796       559,398
   12% Series B Term Note due 2004                  $     266,000      8/29/96       261,877       255,979       133,000
   Membership Interests (B)                              133 int.      8/29/96       106,400        67,245         6,434
   Warrant, exercisable until 2004, to purchase
   membership interests at $.01 per interest (B)           8 int.      8/29/96            --        13,300            --
                                                                                  ----------    ----------    ----------
                                                                                   1,800,952     1,781,170       861,757
                                                                                  ----------    ----------    ----------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle
products for both the retail and food service
markets.
   Senior Secured Floating Rate Revolving
   Credit Note due 2005                             $     108,108      9/29/95       108,108       108,108       106,854
   10% Senior Secured Term Note due 2004            $     648,648      9/29/95       648,648       648,648       639,891
   11.5% Senior Subordinated Note due 2004          $     472,975      9/29/95       447,855       456,530       464,982
   8% Junior Subordinated Convertible Note
   due 2004, convertible into partnership
   points at $1,388.89 per point                    $      54,054      9/29/95        54,054        54,054        83,232
   Warrant, exercisable until 2006, to purchase
   partnership points at $.01 per point (B)               19 pts.      9/29/95        25,130        25,130        31,428
                                                                                  ----------    ----------    ----------
                                                                                   1,283,795     1,292,470     1,326,387
                                                                                  ----------    ----------    ----------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                    Shares, Units,
                                                     Warrants or                    Fair Value                       Fair Value
                                                      Principal     Acquisition   at Acquisition         Cost        at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)      Amount         Date            Date            (Note 2B)      (Note 2A)
                                                   --------------- -------------- ---------------  ---------------- ----------------
Capitol Specialty Plastics, Inc.
A producer of dessicant stripes used for packaging
pharmaceutical products.
   Common Stock (B)                                       55 shs.        *        $          219   $            252 $            201
                                                                                  ---------------  ---------------- ----------------
Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
   8% Convertible Subordinated Note due 2002,
   convertible into common stock at $7.31 per share $     375,000      3/31/94           355,012            375,000          353,662
                                                                                  ---------------  ---------------- ----------------
CDnow, Inc. - O.T.C.
A music entertainment company which uses the
internet as a global platform for the promoting and
merchandising of music and related merchandise.
   Warrant, exercisable until 2004, to purchase
   common stock at $14.46 per share (B)               13,889 shs.       8/6/97               139                 --           39,563
                                                                                  ---------------  ---------------- ----------------
Chaparral Resources, Inc. -  O.T.C.
An international oil and gas exploration and
production company.
   Common Stock (B)                                       41 shs.      12/3/97                27              1,599            1,458
                                                                                  ---------------  ---------------- ----------------
Cirrus Logic, Inc. - O.T.C.
A designer and manufacturer of integrated circuits.
   10.14% Secured Leverage Lease Notes
   due 2004                                         $     586,652      11/1/96           569,345            586,652          557,142
   10.22% Secured Leverage Lease Notes
   due 2002                                         $     511,294      11/1/96           499,943            511,294          493,245
                                                                                  ---------------  ---------------- ----------------
                                                                                       1,069,288          1,097,946        1,050,387
                                                                                  ---------------  ---------------- ----------------
Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
   Senior Secured Floating Rate
   Revolving Credit Notes due 2000                  $     207,630      12/8/95    $      207,630   $        207,630 $        205,616
   10.75% Senior Secured Term Note due 2003         $     507,031      12/8/95           512,278            507,031          496,535
   12% Senior Subordinated Note due 2005            $     400,287      12/8/95           401,929            383,079          375,269
   Common Stock (B)                                   92,280 shs.      12/8/95            69,210             92,280           69,210
   Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                 69,210 shs.      12/8/95               692             25,426              692
                                                                                  ---------------  ---------------- ----------------
                                                                                       1,191,739          1,215,446        1,147,322
                                                                                  ---------------  ---------------- ----------------

* 12/30/97 and 5/29/99.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                       Shares, Units,
                                                        Warrants or                  Fair Value                    Fair Value
                                                          Principal    Acquisition  at Acquisition     Cost        at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)        Amount          Date           Date        (Note 2B)      (Note 2A)
                                                       --------------  ------------ -------------- -------------- --------------
Contico International, Inc.
A developer, manufacturer and marketer of consumer,
Commercial and industrial plastic products.
   12% Senior Subordinated Note due 2003               $      400,000    3/23/93    $      418,240 $      400,000 $      420,440
                                                                                    -------------- -------------- --------------
Corvest Group, Inc.
A manufacturer and distributor of promotional
products.
   12% Senior Subordinated Note due 2007               $    2,045,455       *            1,978,773      1,890,360      1,943,387
   Common Stock (B)                                           30 shs.       *               46,024         51,136         46,024
   Limited Partnership Interest                          153,409 int.       *              115,057        153,409        115,057
   Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                         97 shs.       *                    1        157,343              1
                                                                                    -------------- -------------- --------------
                                                                                         2,139,855      2,252,248      2,104,469
                                                                                    -------------- -------------- --------------
Discount Auto Parts
A retailer of auto parts.
   9.8% Senior Secured Note due 2003                   $      600,000    11/2/89           579,660        600,000        621,180
                                                                                    -------------- -------------- --------------
Diversco, Inc./DHI Holdings, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production labor
to industrial customers.
   12% Senior Subordinated Note due 2006               $    1,407,000    8/28/98         1,399,543      1,279,091      1,361,695
   Membership Interests of MM/Lincap
   Diversco Investments Ltd., LLC (B)                      3,665 int.    8/27/98           293,196        366,495        293,196
   Warrant, exercisable until 2003 & 2006, to
   purchase common stock of DHI Holdings, Inc.
   at $.01 per share (B)                                   1,814 shs.      **                   18        201,655             18
                                                                                    -------------- -------------- --------------
                                                                                         1,692,757      1,847,241      1,654,909
                                                                                    -------------- -------------- --------------
Eagle Pacific Industries, Inc. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
   8% Redeemable Convertible Preferred Stock,
   convertible into common stock at $4.26 per share        1,700 shs.     5/9/97         1,692,860      1,700,000      1,679,430
                                                                                    -------------- -------------- --------------

  * 3/5/99 and 3/24/99.
 ** 10/24/96 and 8/28/98.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                     Fair Value                   Fair Value
                                                        Principal      Acquisition  at Acquisition      Cost       at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)      Amount            Date           Date        (Note 2B)      (Note 2A)
                                                     --------------  -------------- -------------- -------------- --------------
Evans Consoles, Inc.
A designer and manufacturer of consoles and
control systems.
   Senior Secured Tranche A Floating
   Rate Note due 2005                               $       640,000      3/2/98     $      635,136 $      640,000 $      636,096
   8.85% Senior Secured Tranche A
   Note due 2005                                    $       640,000      3/2/98            596,096        640,000        591,680
   11.75% Senior Secured Tranche B
   Note due 2006                                    $       350,000      3/2/98            371,875        299,543        358,505
   Common Stock (B)                                     13,524 shs.     2/11/98             38,000         47,691         38,153
   Limited Partnership Interests of CM
   Equity Partners (B)                                     635 int.     2/11/98             50,820         63,525         50,820
   Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                   17,391 shs.      3/2/98                174         56,000            174
                                                                                    -------------- -------------- --------------
                                                                                         1,692,101      1,746,759      1,675,428
                                                                                    -------------- -------------- --------------
Examination Management Services, Inc.
A national full-service evidence provider  to the
insurance industry and a provider of occupational
health testing.
   12% Senior Subordinated Note due 2007            $     1,116,867     3/16/99          1,073,421      1,025,930      1,046,058
   Limited Partnership Interest (B)                  1,133,133 int.      3/2/99          1,019,820      1,133,133      1,019,820
   Warrants, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                   40,888 shs.     3/16/99             40,888         93,072         40,888
                                                                                    -------------- -------------- --------------
                                                                                         2,134,129      2,252,135      2,106,766
                                                                                    -------------- -------------- --------------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels for
distilled spirits, wine, food and household products.
   Common Stock (B)                                        270 shs.     4/28/95            609,908        135,000         12,887
   Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                      190 shs.     4/28/95             49,116         85,226          9,061
   Incentive Warrant, exercisable until 2000,
   to purchase common stock at $.01
   per share (B)                                           10 shs.      4/28/95              1,671          1,136            458
                                                                                    -------------- -------------- --------------
                                                                                           660,695        221,362         22,406
                                                                                    -------------- -------------- --------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                      Shares, Units,
                                                       Warrants or                    Fair Value                    Fair Value
                                                        Principal     Acquisition   at Acquisition      Cost        at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)       Amount           Date           Date         (Note 2B)      (Note 2A)
                                                     --------------- -------------- -------------- --------------- ---------------
Golden Bear Oil Specialties
A manufacturer of asphalt and specialty lubricating
and processing oils.
   17% Senior Subordinated Note due 2005             $     1,651,240        7/18/97     $1,667,092 $     1,621,153 $     1,674,027
   12% Series A Convertible Preferred Stock                  63 shs.        6/19/98         62,940          62,942          61,712
   12% Preferred Stock                                      174 shs.        7/18/97         17,657         155,556          99,255
   Common Stock (B)                                      10,400 shs.        7/18/97         43,369          38,920             104
   Warrant, exercisable until 2005, to
   purchase common stock at $.001 per share (B)          11,670 shs.        7/18/97            117          35,010             117
   Warrant, exercisable until 2010, to
   purchase common stock at $.001 per share (B)           8,556 shs.        7/18/97             86              --              86
                                                                                    -------------- --------------- ---------------
                                                                                         1,791,261       1,913,581       1,835,301
                                                                                    -------------- --------------- ---------------
Grand Lyon Enterprises LLC
A manufacturer and marketer of Grand Lyon
Bordeaux Ketchup.
   Limited Liability Interests (B)                      110,174 int.        5/15/98        110,174         110,174              --
                                                                                    -------------- --------------- ---------------
Hamilton Funeral Service Centers, Inc.
The largest privately held owner and operator of
funeral homes in the United States.
   15% Senior Subordinated Note due 2007             $     946,094          1/25/99        909,101         930,466         881,759
   Warrant, exercisable until 2007, to
   purchase common stock at $1 per share (B)          109,123 shs.          1/25/99          1,091          15,628           1,091
                                                                                    -------------- --------------- ---------------
                                                                                           910,192         946,094         882,850
                                                                                    -------------- --------------- ---------------
Hartzell Manufacturing, Inc./CMS Holding
Company
A provider of contract engineering, manufacturing,
and assembly services for a variety of industrial
manufacturing companies.
   12.5% Senior Subordinated note due 2007           $   1,313,100            *          1,329,514       1,180,865       1,284,606
   Common Stock (B)                                    31,769 shs.            *            269,075         398,889         299,167
   Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                  15,010 shs.            *              1,501         157,572           1,501
                                                                                    -------------- --------------- ---------------
                                                                                         1,600,090       1,737,326       1,585,274
                                                                                    -------------- --------------- ---------------
Hudson River Capital, LLC
An acquirer of controlling or substantial interests
in manufacturing and marketing entities.
   Series A Preferred Units (B)                        22,183 uts.          7/21/94        196,827         143,122         210,735
                                                                                    -------------- --------------- ---------------
Hunton & Williams
A major law firm in Richmond, Virginia.
   9.84% Senior Secured Note due 2000                $      44,125         12/21/90         43,387          44,125          44,778
                                                                                    -------------- --------------- ---------------

*4/18/97 and 10/7/98.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                     Shares, Units,
                                                     Warrants or                    Fair Value                      Fair Value
                                                       Principal    Acquisition   at Acquisition       Cost         at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)     Amount           Date           Date          (Note 2B)       (Note 2A)
                                                   --------------  --------------  ----------------  --------------- --------------
Hussey Seating Company
A manufacturer of spectator seating products.
   Senior Secured Floating Rate
   Revolving Note due 2003                          $     787,500         6/12/96  $        779,782  $       787,500 $      787,500
   Senior Secured Floating Rate Note due 2003       $     300,000         6/12/96           297,030          300,000        300,000
   10% Senior Secured Note due 2003                 $     281,250         6/12/96           273,825          281,250        281,250
   12% Subordinated Secured Note due 2006           $     675,000         6/12/96           663,660          587,045        704,092
   Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                  1,776 shs.         6/12/96                18          112,500        155,828
                                                                                   ----------------  --------------- --------------
                                                                                          2,014,315        2,068,295      2,228,670
                                                                                   ----------------  --------------- --------------
Jackson Products, Inc.
A manufacturer and distributor of a variety of
industrial and highway safety products.
   Common Stock (B)                                      217 shs.         8/16/95            21,702           21,702         89,065
   Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                    999 shs.         8/16/95            99,838           99,866        410,060
                                                                                   ----------------  --------------- --------------
                                                                                            121,540          121,568        499,125
                                                                                   ----------------  --------------- --------------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare
markets.
   13% Senior Subordinated Note due 2004            $   1,667,000         12/2/96         1,692,505        1,555,820      1,602,654
   Warrant, exercisable until 2004, to
   purchase common stock at $.01 per
   share (B)                                          28,717 shs.         12/2/96            28,717          166,700            287
                                                                                   ----------------  --------------- --------------
                                                                                          1,721,222        1,722,520      1,602,941
                                                                                   ----------------  --------------- --------------
Latin Communications Group
An operator of Spanish-language media in North
America.
   5% Subordinated Note due 2005 (B)                $      23,297          2/4/98            16,308           17,308         16,709
   Common Stock (B)                                   49,295 shs.            *              350,569          413,242        462,137
                                                                                   ----------------  --------------- --------------
                                                                                            366,877          430,550        478,846
                                                                                   ----------------  --------------- --------------

LIH Investors, L.P.
A Manufacturer and marketer of a broad line of
external accessories for new and used sport
utility vehicles, trucks and vans.
   12.5% Senior Subordinated Note due 2006          $   2,036,000           **            1,771,320        1,726,597      1,926,260
   Common Stock (B)                                   30,571 shs.           **              213,997          213,998        171,198
   Warrant, exercisable until 2006, to purchase
   common stock at $.11 per share (B)                 57,402 shs.           **              286,597          318,838            574
                                                                                   ----------------  --------------- --------------
                                                                                          2,271,914        2,259,433      2,098,032
                                                                                   ----------------  --------------- --------------

 *2/14/95, 12/1/95, 2/27/96 and 2/4/98.
**12/23/96 and 1/28/99.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                     Shares, Units,
                                                       Warrants or                  Fair Value                   Fair Value
                                                        Principal    Acquisition   at Acquisition     Cost       at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)       Amount         Date           Date         (Note 2B)     (Note 2A)
                                                     -------------- -------------- -------------- -------------- --------------
Louis Dreyfus Natural Gas Corporation - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
   Warrant, exercisable until 2004, to purchase
   common stock at $17.81 per share (B)                 51,671 shs.       12/27/91 $       24,857 $       19,356 $      274,688
                                                                                   -------------- -------------- --------------
Magnetic Data Technologies, Inc./MDT Holdings
LLC
A provider of post-sales services to electronic
component manufacturers.
   12% Senior Subordinated Note due 2007             $    1,600,000         4/9/99      1,561,760      1,247,501     1,516,480
   Limited Partnership Interests of MDT Holdings,
   LLC (B)                                             651,000 int.         4/8/99        585,900        651,000       585,900
   Warrant, exercisable until 2007, to
   purchase common stock at $.01 per share (B)         394,534 shs.         4/9/99          3,945        357,486         3,945
                                                                                   -------------- -------------- --------------
                                                                                        2,151,605      2,255,987     2,106,325

                                                                                   -------------- -------------- --------------
Maxtec International Corp.
A manufacturer and distributor of remote control
operating systems for overhead cranes.
   Senior Floating Rate Revolving Credit
   Facility due 2001                                 $      230,773        6/28/95        230,773        230,773        230,773
   Common Stock (B)                                     38,462 shs.        6/28/95         96,059        115,386        110,771
   Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                   19,795 shs.        6/28/95         49,325         85,714         56,833
                                                                                   -------------- -------------- --------------
                                                                                          376,157        431,873        398,377
                                                                                   -------------- -------------- --------------
Merit Industries, Inc.
A designer and manufacturer of coin-operated video
and dart games.
   12% Senior Subordinated Note due 2006             $    1,258,146        8/19/98      1,234,619      1,171,624      1,163,785
   Limited Partnership Interest (B)                      93,620 int.        8/12/98        444,257        459,735        413,753
   Warrants, exercisable until 2006, to purchase
   limited partnership interests at $.01
   per share (B)                                           927 int.        8/19/98              9         92,706              9
                                                                                   -------------- -------------- --------------
                                                                                        1,678,885      1,724,065      1,577,547
                                                                                   -------------- -------------- --------------
Microfinancial, Inc.
A leasing company specializing in the leasing and
rental of microticket business equipment.
   12% Senior Subordinated Note due 2001             $      600,000        8/16/94        539,832        583,618        607,380
                                                                                   -------------- -------------- --------------
MW Investors I LLC
A structured investment relying on Tenneco, Inc.,
whose business includes natural gas, auto parts
and packaging.
   Floating Rate Subordinated Note due 2007          $    1,685,250       12/29/97      1,685,250      1,685,250      1,687,778
   Common Stock                                          2,590 shs.       12/29/97         28,208         62,280         64,750
                                                                                   -------------- -------------- --------------
                                                                                        1,713,458      1,747,530      1,752,528
                                                                                   -------------- -------------- --------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                     Fair Value                    Fair Value
                                                           Principal     Acquisition   at Acquisition      Cost         at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)          Amount           Date            Date        (Note 2B)      (Note 2A)
                                                       ---------------  -------------- --------------- -------------- --------------
NPC, Inc.
A manufacturer of flexible connectors and equipment
used in the installation of sewers and storm drain
pipelines.
   Senior Secured Floating Rate Note due 2006          $     1,932,203         6/25/99 $     1,915,973 $    1,932,203 $    1,915,973
   12% Senior Secured Tranche B Note due 2007          $       559,322         6/25/99         534,600        478,038        544,612
   Limited Partnership Interests of
   Riverside XIII Holding Company L.P.                    203,390 int.         6/11/99         162,712        203,390        162,712
   Warrant, exercisable until 2007, to purchase
   common stock at $.01 per unit (B)                          115 shs.         6/25/99               1         81,356              1
                                                                                       --------------- -------------- --------------
                                                                                             2,613,286      2,694,987      2,623,298
                                                                                       --------------- -------------- --------------

Nu Horizons Electronics Corp. - O.T.C.
A distributor of high technology active and passive
electronic devices.
   8.25% Convertible Subordinated Note due
   2002, convertible into common stock at
   $9 per share                                        $       705,900         8/31/94         712,959        705,900        705,900
                                                                                       --------------- -------------- --------------

Olympic Boat Centers, Inc.
An operator of boat dealerships in Washington state
and British Columbia.
   12% Senior Subordinated Note due 2006               $     1,387,000          8/7/98       1,382,284      1,224,613      1,327,498
   Limited Partnership Interest of Riverside VIII
   Holding Company L.P. (B)                               520,278 int.            *            468,250        452,641        407,378
   Warrant, exercisable until 2007, to purchase
   limited partnership interests at $.01 per
   interest (B)                                            12,896 int.          8/7/98            129         175,200            129
                                                                                       --------------- -------------- --------------
                                                                                             1,850,663      1,852,454      1,735,005
                                                                                       --------------- -------------- --------------

Pacific Coast Feather Company
A manufacturer and marketer of natural fill and
synthetic fill bed pillows and comforters.
   15.5% Senior Subordinated Note due 2004             $     1,750,000         6/27/97       1,768,025      1,750,000      1,808,800

                                                                                       --------------- -------------- --------------

PAR Acquisition Corp./Par Systems, Inc.
A manufacturer of robotic systems.
   14.5% Senior Subordinated Note due 2000             $       212,500          2/5/93         212,160        212,500        212,500
   8% Convertible Preferred Stock due 2001,
   convertible into common stock at $2
   per share                                               83,333 shs.          2/5/93         166,667        166,667        183,333
   Common Stock (B)                                       133,333 shs.          2/5/93         333,333        333,333        293,333
                                                                                       --------------- -------------- --------------
                                                                                               712,160        712,500        689,166
                                                                                       --------------- -------------- --------------
Paribas Capital Funding, LLC
A collateralized loan obligation managed by the
U.S. Merchant Banking Group of Banque Paribas.
   Subordinated Floating Rate Note due 2010            $     1,750,000           **          1,743,472      1,750,000      1,740,900
                                                                                       --------------- -------------- --------------

 *8/7/98 and 2/23/99.
**12/20/96 and 6/20/97.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                      Shares, Units,
                                                       Warrants or                    Fair Value                    Fair Value
                                                         Principal    Acquisition   at Acquisition       Cost       at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)        Amount          Date           Date          (Note 2B)      (Note 2A)
                                                      -------------- -------------- --------------- --------------- --------------
PG&E Gas Transmission
An owner and operator of natural gas pipeline
systems principally serving Texas intrastate
markets.
   10.58% Senior Note due 2000                        $      142,857       12/20/90 $       145,239 $       142,857 $      145,057
                                                                                    --------------- --------------- --------------
Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes
in arranging and negotiating contracts for the
purchase of pharmaceutical goods and medical
equipment.
   10.5% Senior Secured Note due 2005                 $      362,812       11/30/95         378,087         362,813        369,271
   10.5% Senior Secured Convertible Note
   due 2005, convertible into common stock
   at $50,000 per share                               $       97,500       11/30/95         102,668          97,500        106,226
   Common Stock                                               3 shs.       11/30/95         113,906         169,000        106,393
                                                                                    --------------- --------------- --------------
                                                                                            594,661         629,313        581,890
                                                                                    --------------- --------------- --------------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
   10.64% Senior Subordinated Note due 2006           $    1,750,000       10/25/96       1,701,875       1,715,448      1,725,500
   Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                        49 shs.       10/25/96          27,799          46,812         26,762
                                                                                    --------------- --------------- --------------
                                                                                          1,729,674       1,762,260      1,752,262
                                                                                    --------------- --------------- --------------
Playcore, Inc. - A.S.E
A manufacturer and distributor of home playground
equipment and accessories.
   12% Subordinated Note due 2005                     $    1,562,500        3/13/97       1,292,500       1,282,792      1,456,719
   Limited Partnership Interests of Green Grass
   Capital II, LLC (B)                                   40,774 uts.        3/13/97         146,786         216,956        187,560
   Warrant, exercisable until 2005, to purchase
   limited partnership interests of Green Grass
   Capital II, LLC at $.01 per unit (B)                  74,022 uts.        3/13/97         265,887         340,361        339,909
                                                                                    --------------- --------------- --------------
                                                                                          1,705,173       1,840,109      1,984,188
                                                                                    --------------- --------------- --------------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid valves
and controls.
   Senior Secured Floating Rate
   Revolving Credit Facility due 2003                 $      407,500        7/22/96         403,465         407,500        388,348
   Senior Secured Floating Rate Term
   Note due 2003                                      $    1,287,700        7/22/96       1,275,081       1,287,700      1,227,178
   12% Senior Secured Term Note due 2004              $      244,500        7/22/96         241,273         207,719        234,280
   8% Preferred Stock                                       142 shs.        7/22/96         134,658         115,937         89,144
   Common Stock (B)                                         299 shs.        7/22/96          10,849          14,489          7,106
   Warrant, exercisable until 2004, to purchase
   common stock at $.01 per share (B)                       162 shs.        7/22/96               2          49,000          3,832
                                                                                    --------------- --------------- --------------
                                                                                          2,065,328       2,082,345      1,949,888
                                                                                    --------------- --------------- --------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                        Shares, Units,
                                                         Warrants or                      Fair Value                  Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost       at 6/30/99
Corporate Restricted Securities: (A) (Continued)            Amount           Date           Date        (Note 2B)     (Note 2A)
                                                        -------------- -------------- -------------- -------------- ---------------
Process Chemicals, LLC
A specialty chemical company that manufactures
process chemicals for the
fertilizer, asphalt and concrete industries
   6% Redeemable Preferred
   Membership Interests                                     1,262 int.       *        $      124,205 $    1,326,782 $     1,273,811
   Common Membership Interests                              4,932 int.       *                12,429         30,060         118,569
                                                                                      -------------- -------------- ---------------
                                                                                             136,634      1,356,842       1,392,380
                                                                                      -------------- -------------- ---------------
Protein Genetics, Inc.
A producer of bovine artificial insemination products,
related breeding and healthcare products and
specialty genetics sold to the dairy and beef
industries.
   11.67% Senior Secured Note due 2004                  $      400,000    8/12/94            394,720        400,000         240,000
   11.51% Junior Secured Note due 1999                  $      200,000    8/12/94            195,760        200,000         100,000
   9.8% Redeemable Exchangeable
   Preferred Stock                                          3,333 shs.    8/12/94            282,633        333,333          66,667
   Common Stock (B)                                           497 shs.    8/12/94                  5             --              37
                                                                                      -------------- -------------- ---------------
                                                                                             873,118        933,333         406,704
                                                                                      -------------- -------------- ---------------
RailTex, Inc. - O.T.C.
An operator of short-line railroads in the Midwest,
West and Canada.
   12% Senior Subordinated Note due 2002                $      750,000    2/16/93            799,575        750,000         785,175
   Common Stock (B)                                        17,750 shs.    2/16/93            170,400        170,400         233,966
                                                                                      -------------- -------------- ---------------
                                                                                             969,975        920,400       1,019,141
                                                                                      -------------- -------------- ---------------
Rent-Way, Inc. - O.T.C.
An operator of rent-to-own stores across the
United States.
   Warrant, exercisable until 2002, to purchase
   common stock at $9.94 per  share (B)                    10,000 shs.    7/18/95                100             --         143,247
                                                                                      -------------- -------------- ---------------
Safety Speed Cut Manufacturing, Inc.
A manufacturer of vertical panel saws and routers
for the woodworking industry.
   Senior Secured Floating Rate Tranche A Note
   due 2007                                             $    2,045,948     6/2/99          2,045,948      2,045,948       2,033,059
   12% Senior Secured Tranche B Note due 2007           $      646,089     6/2/99            646,089        646,089         622,378
   Class B Common Stock (B)                                   846 shs.     6/2/99            146,456        146,456         117,165
                                                                                      -------------- -------------- ---------------
                                                                                           2,838,493      2,838,493       2,772,602
                                                                                      -------------- -------------- ---------------
Sharp International Corporation
A designer and distributor of wrist watches, clocks,
pens and mechanical pencils.
   11% Subordinated Debenture due 2006                  $    1,100,000    7/10/98          1,054,130      1,084,914       1,029,380
   11% Subordinated Note due 2008                       $    1,150,000    3/26/99          1,136,890      1,132,290       1,112,050
   Warrants, exercisable until 2006 and 2008,
   to purchase common stock at $.01 per share (B)          39,860 shs.      **                   398         32,796             398
                                                                                      -------------- -------------- ---------------
                                                                                           2,191,418      2,250,000       2,141,828
                                                                                      -------------- -------------- ---------------

  * 7/31/97 and 1/4/99.
 ** 7/10/98 and 3/26/99.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                      Shares, Units,
                                                        Warrants or                  Fair Value                     Fair Value
                                                         Principal   Acquisition   at Acquisition      Cost         at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)        Amount         Date           Date         (Note 2B)       (Note 2A)
                                                     -------------- -------------- --------------- --------------- --------------
Star International, Inc.
A manufacturer of commercial cooking appliances.
   9.65% Senior Secured Note due 2004                 $    293,283      5/27/94    $      293,283  $       293,283   $    291,025
   10.5% Subordinated Note due 2004                   $    179,104      5/27/94           179,104          179,104        173,892
   Common Stock (B)                                      1,077 shs.     5/27/94            64,904           64,904         37,280
   Warrant, exercisable until 2004, to purchase
   common stock at $.01 per share (B)                      806 shs.     5/27/94                  8              --         27,892
                                                                                   --------------- --------------- --------------
                                                                                           537,299         537,291        530,089
                                                                                   --------------- --------------- --------------
The Tranzonic Companies
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and sanitary
care products.
   12.5% Senior Subordinated Note due 2006            $   1,356,000      2/5/98          1,381,086       1,191,572     1,362,373
   Common Stock (B)                                        315 shs.      2/4/98            283,500         315,000       283,500
   Warrants, exercisable until 2006, to purchase
   shares of Class B common stock at $.01 per
   share (B)                                               222 shs.      2/5/98                  2         184,416              2
                                                                                   --------------- --------------- --------------
                                                                                         1,664,588       1,690,988      1,645,875
                                                                                   --------------- --------------- --------------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
   Convertible Preferred Stock, convertible into
   common stock at $1,000 per share (B)                    560 shs.     7/25/96            504,000         560,000        583,934
   Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                      237 shs.     7/25/96                 21          24,103        247,002
                                                                                   --------------- --------------- --------------
                                                                                           504,021         584,103        830,936
                                                                                   --------------- --------------- --------------
TransMontaigne Oil Company - A.S.E.
An independent petroleum products marketing
company.
   12.75% Senior Subordinated Debenture
   due 2000                                           $   1,200,000     3/28/91          1,274,280       1,183,792      1,227,720
   Common Stock (B)                                    203,165 shs.        *               314,108         598,597      2,169,416
   Warrant, exercisable until 2001, to purchase
   common stock at $3.60 per share (B)                  74,606 shs.     3/28/91              7,461          42,000        568,356
                                                                                   --------------- --------------- --------------
                                                                                         1,595,849       1,824,389      3,965,492
                                                                                   --------------- --------------- --------------

 * 3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                       Shares, Units,
                                                        Warrants or                   Fair Value                   Fair Value
                                                          Principal    Acquisition  at Acquisition      Cost       at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)         Amount          Date          Date         (Note 2B)     (Note 2A)
                                                      -------------- -------------- -------------- -------------- --------------
Trend Technologies, Inc.
A manufacturer and assembler of plastic injection
molded parts.
   12% Subordinated Note due 2005                      $    1,256,800      3/21/97   $   1,296,389  $  1,255,236  $  1,139,038
   Limited Partnership Interests of
   Riverside V Holding Company L.P.                      360,358 uts.         *            440,874       387,923       290,953
   Limited Partnership Interests of
   Riverside V-A Holding Company L.P.                    775,164 uts.         *          1,004,156       834,146       667,339
   Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                      1,565 uts.      3/21/97           1,565         1,565           157
                                                                                      ------------   -----------  ------------
                                                                                         2,742,984     2,478,870     2,097,487
Tridex Corp. - O.T.C.                                                                  ------------   -----------  ------------
A designer and manufacturer of point-of-sale
monitors and keyboards used by retailers and
restaurants.
   12% Senior Subordinated Note due 2005                   $1,500,000      4/17/98         15,000     1,500,000       450,000
   Common Stock (B)                                       35,714 shs.      4/17/98        249,998       249,998        82,364
   Warrant, exercisable until 2005, to purchase
   common stock at $2.03 per share (B)                   109,091 shs.      5/26/98             --             1        52,167
                                                                                      -----------   -----------  ------------
                                                                                          264,998     1,749,999       584,531
Truseal Technologies, Inc.                                                            -----------   -----------  ------------
A manufacturer of sealant systems for the North
American window and door market.
   12.25% Senior Subordinated Note due 2006            $    1,338,000      6/23/97      1,367,168     1,177,027     1,310,303
   Limited Partnership Interests (B)                       4,123 uts.      6/17/97        371,070       412,300       371,070
   Warrant, exercisable until 2006, to purchase
   limited partnership interests at $.01
   per unit (B)                                              630 uts.      6/23/97              6       188,536             6
                                                                                      -----------   -----------  ------------
                                                                                        1,738,244     1,777,863     1,681,379
U.S. Netting, Inc.                                                                    -----------   -----------  ------------
A manufacturer of plastic netting for a wide variety
of industries.
   Senior Secured Floating Rate Revolving Note
   due 2000                                            $       27,960      5/3/95          27,960        27,960        27,960
   11% Senior Secured Note due 2005                    $      629,100      5/3/95         695,659       629,100       630,862
   12% Subordinated Note due 2005                      $      326,200      5/3/95         367,008       313,139       327,961
   Common Stock (B)                                        2,457 shs.      5/3/95          81,376       195,720         2,457
   Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                      1,398 shs.      5/3/95          46,291        17,971            14
                                                                                      -----------   -----------  ------------
                                                                                        1,218,294     1,183,890       989,254
                                                                                      -----------   -----------  ------------

*3/21/97, 10/16/97, 11/19/97 and 3/12/99.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                       Shares, Units,
                                                       Warrants or                   Fair Value                   Fair Value
                                                         Principal     Acquisition  at Acquisition    Cost        at 6/30/99
Corporate Restricted Securities:  (A)  (Continued)       Amount           Date         Date         (Note 2B)     (Note 2A)
                                                       --------------  -----------  --------------  ----------  -------------

U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America.
   Redeemable Preferred Stock Series A (B)                20,999 shs.    12/19/96   $    145,826    $   194,435   $    184,714
   Convertible Preferred Stock Series B,
   convertible into Series B common stock at
   $9.26 per share (B)                                    41,998 shs.    12/19/96        291,655        388,865        369,427
   Warrant, exercisable until 2005, to purchase
   Series A preferred stock and Series B
   preferred stock at $.01 per unit (B)                    3,241 uts.    12/19/96          6,482             65          2,071
                                                                                   -------------    -----------  -------------
                                                                                         443,963        583,365        556,212
USAirways Group - N.Y.S.E                                                          -------------    -----------  -------------
A domestic and international airline.
   10.8% Series A Secured Loan Certificates
   due 2003                                               $   320,209    6/29/94         272,177        296,877        327,862
                                                                                   -------------    -----------  -------------
Victory Ventures LLC
An acquirer of controlling or substantial interests in
other entities.
   Series A Preferred Units (B)                            2,817 uts.    12/2/96           3,175          6,687          5,635
                                                                                   -------------    -----------  -------------
Vitex Packaging, Inc.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
   Senior Secured Floating Rate Revolving
   Credit Facility due 2003                              $    244,838    1/02/98         242,879        244,838        243,369
   Senior Secured Floating Rate Tranche A
   Note due 2005                                         $  1,066,800    1/2/98        1,058,372      1,066,800      1,060,506
   12% Senior Secured Tranche B Note due 2007            $    336,000    1/2/98          339,394        310,800        325,819
   Limited Partnership Interests of
   Riverside VI Holding Company L.P.                      161,891 int.   12/30/97          1,295        150,222        120,172
   Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                         44 shs.    1/2/98               --         25,201             --
                                                                                   -------------    -----------   ------------
                                                                                       1,641,940      1,797,861      1,749,866
                                                                                   -------------    -----------   ------------
Sub-Total Private Placement Investments                                            $  84,192,758     89,530,178     84,555,015
                                                                                   =============    ===========   ============

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS

March 31, 1999
(Unaudited)

                                                                     Shares, Units,
                                                                       Warrants or                Market Value
                                          Interest          Due         Principal       Cost      at 6/30/99
Rule 144A Securities - 7.96%:  (A)          Rate            Date        Amount       (Note 2B)    (Note 2A)
                                         ----------      ----------  -------------- ------------  -----------

Bonds - 6.18%
ADV Accessory & AAS CAP                      9.750%         10/1/07   $   575,000   $   574,996   $   518,989
ADV Glassifiber                              9.875          1/15/09       450,000       441,000       434,250
Atlantic Coast Airlines, Inc.                8.750           1/1/07       706,928       707,891       670,267
Climachem, Inc.                             10.750          12/1/07       100,000        96,000        95,625
Cuddy International Corp.                   10.750          12/1/07       470,000       462,978       413,600
Enserch Exploration, Inc.                    7.540           1/2/09       909,267       909,267       834,252
Hexcel Corporation                           9.750          1/15/09       450,000       450,000       441,000
McLeodUSA Incorporated (B)                   8.375          3/15/08       275,000       284,281       257,125
Mrs. Fields Original Cookies, Inc.          10.125          12/1/04       700,000       679,007       616,000
Oxford Health Plans (B)                     11.000          5/15/05        85,000        85,000        85,850
T C W Leveraged Income Trust, LP             8.410          3/31/04     1,500,000     1,500,000     1,472,550
Von Hoffman Press, Inc.                     10.875          5/15/07       735,000       736,150       735,000
                                                                      -----------   -----------  ------------
Total Bonds                                                           $ 6,956,195     6,926,570     6,574,508
                                                                      ===========   ===========  ============
Convertible Bonds - 0.76%
Antec Corp.                                  4.500          5/15/03   $    50,000        50,000        71,375
Arbor Software Corporation                   4.500          3/15/05       100,000       100,000        72,875
Key Energy Group                             5.000          9/15/04       225,000       225,000       142,382
Mark IV Industries                           4.750          11/1/04       450,000       427,125       399,708
Oak Industries                               4.875           3/1/08       100,000       103,000       129,625
                                                                      -----------   -----------   -----------
Total Convertible Bonds                                               $   925,000       905,125       815,965
                                                                      ===========   ===========   ===========
Convertible Preferred Stock - 0.99%
D T Industries                                                             20,000     1,000,000       500,000
Newell Financial Trust                                                     10,000       500,000       557,500
                                                                                    -----------   -----------
Total Convertible Preferred Stock                                                     1,500,000     1,057,500
                                                                                    -----------   -----------
Warrants - 0.03%
Energy Conversion Devices, Inc. (B)                                        17,500            --        28,438
                                                                                    -----------  ------------
Total Warrants                                                                               --        28,438
                                                                                    -----------  ------------
Total Rule 144A Securities                                                            9,331,695     8,476,411
                                                                                    -----------  ------------
Total Corporate Restricted Securities                                                98,861,873    93,031,426
                                                                                    -----------  ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                                   Shares or                 Market Value
                                           Interest     Due        Principal       Cost       at 6/30/99
Corporate Public Securities - 30.79%:  (A)  Rate        Date        Amount       (Note 2B)    (Note 2A)
                                          ---------  --------   -------------  ------------  -------------

Bonds - 19.15%
Airplanes Pass Thru Trust                   8.150%    3/15/19    $ 1,466,100    $ 1,464,804  $ 1,471,363
Amtran, Inc.                               10.500      8/1/04        500,000        500,000      505,000
Anchor Advanced Products                   11.750      4/1/04        560,000        581,750      574,000
Archibald Candy Corp.                      10.250      7/1/04        520,000        529,750      520,000
Bell Sports, Inc.                          11.000     8/15/08        350,000        350,000      348,250
Callon Petroleum Company                   10.125     9/15/02        250,000        248,560      242,813
Canadian Airlines Corporation              10.000      5/1/05        230,000        230,500      170,200
Central Tractor Farm & Country, Inc.       10.625      4/1/07        300,000        293,250      298,500
Contifinancial Corporation                  8.125      4/1/08        850,000        625,813      731,000
Continental Airlines, Inc.                 11.500      4/2/08        249,011        266,442      283,335
Cross Timbers Oil Company                   9.250      4/1/07        160,000        158,200      156,000
DecisionOne Corporation                     9.750      8/1/07         75,000         75,000        3,000
Derby Cycle Corp.                          10.000     5/15/08        425,000        425,000      342,125
Doe Run Resources Corp.                    11.250     3/15/05        140,000        122,500      126,000
Doe Run Resources Corp.                    11.354     3/15/03        150,000        127,125      129,000
Great Lakes Dredge & Dock Corp.            11.250     8/15/08        350,000        350,000      360,500
Grove Worldwide                             9.250      5/1/08        265,000        231,175      196,100
Haynes International, Inc.                 11.625      9/1/04        580,000        522,950      541,575
Hosiery Corporation of America             13.750      8/1/02        500,000        493,900      540,000
Integrated Health Services                  9.500     9/15/07        400,000        289,750      292,000
Integrated Health Services                 10.250     4/30/06        300,000        226,500      228,000
International Wire Group, Inc.             11.750      6/1/05        450,000        489,375      466,875
J H Haefner Company                        10.000     5/15/08        100,000         88,750      101,750
Jordan Industries, Inc.                    10.375      8/1/07        300,000        300,000      303,750
Jordan Telecom Products                     9.875      8/1/07      1,050,000      1,040,798    1,039,500
Kevco, Inc.                                10.375     12/1/07        225,000        123,750      155,250
Keystone Consolidated Ind., Inc.            9.625      8/1/07         50,000         45,250       48,500
Kitty Hawk Inc.                             9.950    11/15/04        500,000        500,000      500,000
Loewen Group, Inc.                          8.250    10/15/03         75,000         71,250       46,500
Loewen Group, Inc.                          8.250     4/15/03        100,000         93,750       62,000
Loewen Group, Inc.                          7.500     4/15/01        175,000        131,250      109,375
M J D Communications, Inc.                  9.500      5/1/08         75,000         75,000       74,250
M J D Communications, Inc.                  9.247      5/1/08        200,000        200,000      199,750
Magnum Hunter RE                           10.000      6/1/07        450,000        409,750      423,000
McLeod, Inc.                                9.500     11/1/08        175,000        175,000      175,000
MCMS, Inc.                                  9.750      3/1/08        500,000        500,000      275,000
Mediacom LLC                                8.500     4/15/08        375,000        373,125      352,500
Mohegan Tribal Gaming Authority             8.750      1/1/09        115,000        115,000      114,281
Morris Materials Handling                   9.500      4/1/08        300,000        300,000      120,000
Mrs Fields Original Cookies, Inc.          10.125     12/1/04        150,000        132,000      135,000
NE Restaurant Company, Inc.                10.750     7/15/08        465,000        461,625      423,150
Neenah Corporation                         11.125      5/1/07        400,000        403,750      392,000
Neff Corp.                                 10.250      6/1/08        120,000        118,812      122,400
Northwest Airlines Corp.                    8.970      1/2/15        951,821        951,821      993,054
Numatics Inc.                               9.625      4/1/08        560,000        547,144      453,600

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                                         Shares or                   Market Value
                                              Interest      Due          Principal       Cost         at 6/30/99
Corporate Public Securities:  (Continued)      Rate        Date           Amount        (Note 2B)      (Note 2A)
                                            ----------  -----------    ------------  -------------  -------------

Bonds  (Continued)
Philipp Brothers Chemicals, Inc.                9.875        6/1/08    $    325,000   $   307,219   $   297,375
Pillotex Corporation                           10.000      11/15/06          50,000        51,500        47,250
Rent-A-Center, Inc.                            11.000       8/15/08         350,000       350,000       350,875
Scovill Fastener, Inc.                         11.250      11/30/07         350,000       350,000       178,500
Sun Media Corporation                           9.500       2/15/07         100,000       100,500       103,750
Sun Media Corporation                           9.500       5/15/07         200,000       208,500       207,500
Telex Communications, Inc.                     10.500        5/1/07       1,250,000     1,261,250       950,000
Therma-Wave, Inc.                              10.620       5/15/04         510,000       480,625       409,275
Triton Energy                                   8.750       4/15/02         250,000       239,375       243,750
United Refining Company                        10.750       6/15/07       1,400,000     1,400,000       910,000
Vintage Petroleum                               8.620        2/1/09         325,000       316,062       316,062
W R Carpenter North America                    10.620       6/15/07         550,000       556,344       522,500
Wavetek Corporation                            10.120       6/15/07         110,000       110,000        97,350
Windmere Durable Holdings, Inc.                10.000       7/31/08         180,000       174,713       171,900
Worldtex, Inc.                                  9.620      12/15/07         500,000       500,000       437,500
                                                                       ------------   -----------  ------------
Total Bonds                                                            $ 22,931,932    22,166,257    20,388,833
                                                                       ============   ===========  ============
Common Stock - 6.88%
A M R Corporation (B)                                                         2,600       188,953       177,450
American Country Holdings, Inc. (B)                                          54,000       188,722        64,125
Amerisource Health Corporation (B)                                            4,374       167,305       111,537
Ariba Inc. (B)                                                                  875        20,125        85,094
Associated Materials, Incorporated                                           22,200       249,431       296,925
Benson Petroleum, LTD. (B)                                                  100,000        77,204        50,670
BP Prudhoe Bay Royalty Trust                                                 13,190       187,571        98,925
Budget Group, The (B)                                                        47,164       986,991       580,707
Career Blazers, Inc. (B)                                                     45,000       247,500       225,000
Collins & Aikman Corporation                                                 17,400       104,238       132,675
Complete Business Solutions (B)                                               2,917        90,427        52,324
Computer Horizons Corporation (B)                                            11,668       139,221       161,164
Cybersource Corporation (B)                                                   1,050        11,550        15,488
Donaldson, Lufkin & Jenrette, Inc.-DLJdirect (B)                              8,750       175,000       258,125
E-Loan, Inc. (B)                                                                875        12,250        33,742
Excalibur Technologies Corp. (B)                                              7,499        77,241       106,861
Florida Panthers Holdings, Inc. (B)                                          19,500       373,004       208,406
Florist Transworld Delivery, Inc. (B)                                         9,374        13,754        65,618
General Chemical Group, Inc.                                                  4,400        64,410        13,750
GenTek, Inc.                                                                  4,400        48,362        61,050
GlobeSpan Inc. (B)                                                              700        10,500        27,825
Goto.com, Inc. (B)                                                            3,500        52,500        98,000
Hosiery Corporation of America (B)                                              500            --        20,125
Irwin Naturals (B)                                                            6,000        33,375        11,250
Juniper Networks Inc.                                                           875        29,750       130,375
Midway Airlines Corp. (B)                                                    14,586       271,956       149,506
Network Access Solutions Corporation (B)                                     13,125       315,000       349,453


--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                                 Shares or                 Market Value
                                             Interest    Due     Principal       Cost       at 6/30/99
Corporate Public Securities:  (Continued)     Rate       Date      Amount      (Note 2B)     (Note 2A)
                                            ---------  -------  -----------  ------------  -------------

Common Stock  (Continued)
Network Plus Corp. (B)                                          $    1,750   $    28,000   $     36,531
Oxford Health Plans (B)                                             13,125       247,639        204,258
Pathways Group, Inc. (B)                                            15,435       344,964        102,257
Persistence Software, Inc. (B)                                         700         7,700          9,538
Phone.com, Inc. (B)                                                    525         8,400         29,400
Princeton Video Image, Inc. (B)                                      5,250        36,750         23,789
R&B Falcon Corporation (B)                                          21,900       235,712        205,313
Rent-Way, Inc.                                                      60,362       600,002      1,486,414
Republic Services, Inc. (B)                                         15,230       257,006        376,943
Software.com, Inc. (B)                                               1,750        26,250         40,578
Swiss Army Brands, Inc. (B)                                         21,000       212,150        186,375
TSR, Inc. (B)                                                        3,500        22,960         29,750
Viant Corporation (B)                                                  350         5,600         12,250
Women First Healthcare, Inc. (B)                                    15,050       165,550        199,412
Young & Rubicam, Inc.                                               17,500       651,875        795,156
                                                                            ------------  -------------
Total Common Stock                                                             6,986,898      7,324,134
                                                                            ------------  -------------
Convertible Bonds - 4.36%
Arbor Software Corporation                    4.500   3/15/05       30,000        21,300         21,863
Concentra Managed Care, Inc.                  4.500   3/15/03      620,000       578,825        582,626
Conexant Systems, Inc.                        4.250    5/1/06      225,000       225,000        319,219
Cymer, Inc.                                   3.500    8/6/04      300,000       240,000        258,195
Diamond Offshore Drilling                     3.750   2/15/07      450,000       448,453        443,462
Dura Pharmaceuticals                          3.500   7/15/02      315,000       319,219        237,038
Family Golf Centers, Inc.                     5.750  10/15/04      965,000       843,538        607,525
Kellstorm Industries, Inc.                    5.500   6/15/03      500,000       427,231        414,355
Magna International, Inc.                     4.875   2/15/05      400,000       395,500        392,000
Mindspring Enterprises, Inc                   5.000   4/15/06      385,000       349,602        364,306
Oak Industries                                4.875    3/1/08      125,000       112,750        162,031
Savoy Pictures Entertainment                  7.000    7/1/03      470,000       365,425        460,600
World Color Press, Inc.                       6.000   10/1/07      400,000       369,850        380,452
                                                               -----------  ------------  -------------
Total Convertible Bonds                                          5,185,000     4,696,693      4,643,672
                                                               -----------  ------------  -------------
Convertible Preferred Stock - 0.4%
PSINet, Inc.                                                         9,475       473,750        429,928
                                                                            ------------  -------------
Total Convertible Preferred Stock                                                473,750        429,928
                                                                            ------------  -------------
Total Corporate Public Securities                                             34,323,598     32,786,567
                                                                            ------------  -------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                                                                                                  Market Value
                                                          Due       Principal        Cost          at 6/30/99
Short-Term Securities:                        Yield       Date       Amount        (Note 2B)        (Note 2A)
                                            ----------  --------   -----------   --------------   --------------

Commercial Paper - 1.10%
   Lockheed Martin Corporation                 5.552%     7/1/99    $   560,000  $      560,000   $      560,000
   Lockheed Martin Corporation                 5.500%     7/2/99        615,000         614,906          614,906
                                                                    -----------  --------------   --------------
  Total Short-Term Securities                                       $ 1,175,000       1,174,906        1,174,906
                                                                    ===========  --------------   --------------
Total Investments  --               119.25%                                      $  134,360,377      126,992,899
                                                                                 --------------   --------------
   Other Assets    --                 2.77                                                             2,953,308
   Liabilities     --               (22.03)                                                          (23,455,909)
                                                                                                   -------------
Total Net Assets   --               100.00%                                                        $ 106,490,298
                                ==========                                                         =============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                            INDUSTRY CLASSIFICATION

                                      Fair Value                                                       Fair Value
                                      at 6/30/99                                                       at 6/30/99
Corporate Restricted Securities:      (Note 2A)       Corporate Restricted Securities: (Continued)      (Note 2A)
                                      ----------                                                      -----------
AUTOMOBILE - 4.41%                                    CHEMICAL, PLASTICS & RUBBER - 4.69%
ADV Accessory & AAS CAP               $  518,989      AccTech, LLC                                    $   91,126
America's Body Co./LCP Holding Co.     1,677,025      Contico International, Inc.                        420,440
LIH Investors, L.P.                    2,098,032      Process Chemicals, LLC                           1,392,380
Mark IV Industries                       399,708      Trend Technologies, Inc.                         2,097,487
                                      ----------      U.S. Netting, Inc.                                 989,254
                                       4,693,754                                                     -----------
                                      ----------                                                       4,990,687
                                                                                                     -----------

BEVERAGE, FOOD & TOBACCO - 5.28%                      CONSUMER PRODUCTS - 5.63%
Associated Vintage Group, Inc.         1,042,220      Alpha Shirt  Company                             2,146,389
Beta Brands, Inc.                      2,641,705      Consumer Product Enterprises, Inc.               1,147,322
Cains Foods, L.P.                      1,326,387      Newell Financial Trust                             557,500
Grand Lyon Enterprises LLC                  --        Sharp International Corp.                        2,141,828
                                                                                                     -----------
                                                                                                       5,993,039
                                                                                                     -----------

Mrs Fields Original Cookies, Inc.        616,000      CONTAINERS, PACKAGING & GLASS - 4.10%
                                      ----------      C & K Manufacturing and Sales Company              861,757
                                       5,626,312      Capitol Specialty Plastics, Inc.                       201
                                      ----------      Plastipak Packaging, Inc.                        1,752,262
                                                      Vitex Packaging, Inc.                            1,749,866
BROADCASTING & ENTERTAINMENT - .45%                                                                  -----------
Latin Communications Group               478,846                                                       4,364,086
                                      ----------                                                     -----------


BUILDINGS & REAL ESTATE - 1.58%
Truseal Technologies, Inc.             1,681,379
                                      ----------
CARGO TRANSPORT - 1.74%
RailTex, Inc.                          1,019,141
Tidewater Holdings, Inc.                 830,936
                                      ----------
                                       1,850,077
                                      ----------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                     INDUSTRY CLASSIFICATION  (Continued)

                                                Fair Value                                                     Fair Value
                                                at 6/30/99                                                     at 6/30/99
Corporate Restricted Securities:  (Continued)    (Note 2A)    Corporate Restricted Securities:  (Continued)     (Note 2A)
                                                -----------                                                    ----------
DIVERSIFIED/CONGLOMERATE -                                    FARMING & AGRICULTURE - .77%
MANUFACTURING - 23.80%                                        Cuddy International Corp.                        $  413,600
ADV Glassifiber                                 $   434,250   Protein Genetics, Inc.                              406,704
Corvest Promotional Products, Inc.                2,104,469                                                    ----------
D T Industries                                      500,000                                                       820,304
Eagle Pacific Industries, Inc.                    1,679,430                                                    ----------
Energy Conversion Devices Inc.                       28,438   FINANCE - 3.85%
Evans Consoles, Inc.                              1,675,428   Boyle Leasing Technologies, Inc.                    607,380
Fleming Acquisition Corporation                      22,406   MW Investors I LLC                                1,752,528
Golden Bear Oil Specialties                       1,835,301   Paribas Capital Funding LLC                       1,740,900
Hartzell Manufacturing, Inc./CMS Holding          1,585,274                                                    ----------
  Company                                                                                                       4,100,808
Hexcel Corporation                                  441,000                                                    ----------
Hudson River Capital, LLC                           210,735   HEALTHCARE, EDUCATION &
Hussey Seating Company                            2,228,670   CHILDCARE - .29%
Jackson Products, Inc.                              499,125   Berkshire Medical Center, Inc.                      227,495
Kappler Safety Group, Inc.                        1,602,941   Oxford Health Plans                                  85,850
Maxtec International Corp.                          398,377                                                    ----------
NPC, Inc.                                         2,623,298                                                       313,345
Pacific Coast Feather Company                     1,808,800                                                    ----------
PAR Acquisition Corp.                               689,166   HOME & OFFICE FURNISHINGS,
Safety Speed Cut Manufacturing                    2,772,602   HOUSEWARES, AND DURABLE
The Tranzonic Companies                           1,645,875   CONSUMER PRODUCTS - .83%
U.S. Silica Company                                 556,212   Catalina Lighting, Inc.                             353,662
                                                -----------   Star International Holdings, Inc.                   530,089
                                                 25,341,797                                                    ----------
                                                -----------                                                       883,751
DIVERSIFIED/CONGLOMERATE -                                                                                     ----------
SERVICE - 6.93%                                               LEISURE, AMUSEMENT,
Diversco, Inc./DHI Holdings, Inc.                 1,654,909   ENTERTAINMENT - 5.81%
Examination Management Services, Inc.             2,106,766   Adventure Entertainment Corporation                 852,193
Hamilton Funeral Services                           882,850   CDnow, Inc.                                          39,563
Hunton & Williams                                    44,778   Merit Industries, Inc.                            1,577,547
Magnetic Data Technologies, LLC                   2,106,325   Olympic Boat Centers, Inc.                        1,735,005
Pharmaceutical Buyers, Inc.                         581,890   Playcore, Inc.                                    1,984,188
                                                 ----------                                                    ----------
                                                  7,377,518                                                     6,188,496
                                                 ----------                                                    ----------
ELECTRONICS - 5.27%                                           MISCELLANEOUS - 2.26%
Arbor Software Corporation                           72,875   Climachem, Inc.                                      95,625
Ardent Software, Inc.                               410,212   Enserch Exploration, Inc.                           834,252
Automatic Data Processing                           243,399   T C W Leveraged Income Trust, LP                  1,472,550
Averstar, Inc.                                      594,339   Victory Ventures,  LLC                                5,635
Cirrus Logic, Inc.                                1,050,387                                                    ----------
Control Devices, Inc.                                  --                                                       2,408,062
Nu Horizons Electronics Corp.                       705,900                                                    ----------
Precision Dynamics, Inc.                          1,949,888   OIL AND GAS - 4.61%
Tridex Corp.                                        584,531   Applied Process Solutions, Inc.                     386,963
                                                 ----------   Chaparral Resources, Inc.                             1,458
                                                  5,611,531   Key Energy Group                                    142,382
                                                 ----------   Louis Dreyfus Natural Gas Corporation               274,688
                                                              PG&E Gas Transmission                               145,057
                                                              TransMontaigne Oil Company                        3,965,492
                                                                                                               ----------
                                                                                                                4,916,040
                                                                                                               ----------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS

June 30, 1999
(Unaudited)

                     INDUSTRY CLASSIFICATION  (Continued)

                                                 Fair Value
                                                 at 6/30/99
Corporate Restricted Securities:  (Continued)    (Note 2A)
                                                ------------
PERSONAL TRANSPORTATION - .94%
Atlantic Coast Airlines Inc.                    $    670,267
US Airways Group                                     327,862
                                                ------------
                                                     998,129
                                                ------------

PRINTING & PUBLISHING - .69%
Von Hoffman Press, Inc.                              735,000
                                                ------------
RETAIL STORES - 3.00%
A T I Acquisition Corporation                      2,435,913
Discount Auto Parts                                  621,180
Rent-Way, Inc.                                       143,247
                                                ------------
                                                   3,200,340
TELECOMMUNICATIONS - .43%                       ------------
Antec Corp.                                           71,375
McLeodUSA Incorporated                               257,125
Oak Industries                                       129,625
                                                ------------
                                                     458,125
                                                ------------
Total Corporate Restricted
Securities - 87.36%                             $ 93,031,426
                                                ============

NOTES TO FINANCIAL STATEMENTS                 MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1.  History

     MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

     The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

     On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been consolidated in the accompanying financial statements.

2.  Significant Accounting Policies

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A.  Valuation of Investments:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

     Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Massachusetts Mutual Life Insurance Company ("MassMutual"), the Trust's investment adviser. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

--------------------------------------------------------------------------------

     The financial statements include restricted securities valued at $93,031,426 (87.36% of net assets) as of June 30, 1999 ($93,303,910 at June
     30, 1998) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 1999, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B.  Accounting for Investments:

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue, for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   C.  Use of Estimates:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D.  Federal Income Taxes:

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3.  Investment Advisory and Administrative Services Fee

     Under the Investment Advisory and Administrative Services Contract with the Trust, MassMutual has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. MassMutual has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. MassMutual will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, MassMutual is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     For its services under the investment advisory and administrative services contract, MassMutual is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of MassMutual, approve the valuation of the Trust's net assets as of such day.

--------------------------------------------------------------------------------
30

4.   Senior Secured Indebtedness

A.   Note Payable

     On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at is option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended June 30, 1999 and 1998, the Trust incurred total interest expense on the Note of $420,420.

B.   Revolving Credit Agreement

     The Trust entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

     The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40 percent per annum or the most recent Federal Funds rate plus a margin of .50 percent per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total approved credit agreement at a rate of .185 percent per annum.

     As of June 30, 1999, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 5.43%. For the period ended June 30, 1999, the Trust incurred total interest expense on the Revolver of $287,017, including $4,105 related to the undrawn portion.

5.   Purchases and Sales of Investments

                                      For the          For the
                                    six months        six months
                                   ended 6/30/99     ended 6/30/98
                                   -------------   ----------------
                                    Cost of Investments Acquired
                                   --------------------------------
     Corporate restricted securities    $ 26,403,767    $ 23,226,856
     Corporate public securities          12,325,813       9,416,833
     Short-term securities               174,147,323     121,566,453
                                   Proceeds from Sales or Maturities
                                   ---------------------------------
     Corporate restricted securities    $ 18,220,454    $ 22,306,519
     Corporate public securities          18,158,746      17,005,579
     Short-term securities               178,903,656     119,919,269

     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1999. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 1999 is $7,367,478 and consists of $8,958,195 appreciation and $16,325,673 depreciation.

     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1998. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1998 was $7,675,232 and consisted of $15,210,894 appreciation and $7,535,662 depreciation.

--------------------------------------------------------------------------------

6.  Quarterly Results of Investment Operations

                                        Amount    Per Share        Amount   Per Share
                                    ------------ ------------  ----------- ------------
                                          March 31, 1999           March 31, 1998
                                    -------------------------  ------------------------
    Investment income               $ 2,961,161                $   2,934,166
    Net investment income             2,294,359     0.24           2,261,923    0.24
    Net realized and unrealized
     gain (loss) on investments      (2,087,179)    0.26           2,420,485    0.26
                                        June 30, 1999              June 30, 1998
                                     ------------------------  --------------------------
    Investment income                 2,967,002                    2,869,889
    Net investment income             2,302,183     0.25           2,186,277    0.24
    Net realized and unrealized
     gain (loss) on investments         464,179     0.05           1,793,007    0.19

7.   Semi-Annual Report Disclosure

     The Annual Meeting of Shareholders was held on Friday, April 23, 1999. The Shareholders were asked to vote (1) to re-elect Marshall D. Butler as a Trustee for a one-year term and to re-elect Jack A. Laughery and Corine T. Norgaard as Trustees for three-year terms; (2) to ratify the selection of PricewaterhouseCoopers LLP as auditors for the fiscal year ending December 31, 1999; (3) and to approve the continuance of the Trust's current Investment Services Contract with Massachusetts Mutual Life Insurance Company. The Shareholders approved all of the proposals. The results of the votes were as follows:

     1.   Election of Trustees:
     --------------------------------------------------------------------------
                       SHARES:                                    % of SHARES
       TRUSTEE:         FOR         AGAINST          TOTAL         VOTED FOR
     --------------------------------------------------------------------------
      M. BUTLER     6,514,442.909  52,604.552     6,567,047.461        99.20%

      J. LAUGHERY   6,514,193.904  52,853.557     6,567,047.461        99.20%

      C. NORGAARD   6,514,214.490  52,832.971     6,567,047.461        99.20%
     --------------------------------------------------------------------------

     The Directors whose term of office continued after the meeting are Richard
     G. Dooley, Donald E. Benson, Milton Cooper, Donald Glickman and Martin T. Hart.

     2. Ratification of the selection of PricewaterhouseCoopers LLP as Auditors for the fiscal year ending December 31, 1999.

     --------------------------------------------------------------------------
               SHARES:                                       % OF SHARES
                FOR        AGAINST    ABSTAINED     TOTAL     VOTED FOR
     --------------------------------------------------------------------------
          6,484,550.980  31,408.530  51,087.951  6,567,047.461   98.74%
     --------------------------------------------------------------------------

     3. Approval of continuance of the Trust's Investment Advisory and Administrative Services Contract with Massachusetts Mutual Life Insurance Company.

     --------------------------------------------------------------------------
              SHARES:                                        % OF SHARES
               FOR        AGAINST     ABSTAINED     TOTAL     VOTED FOR
     --------------------------------------------------------------------------
          6,471,118.414  28,888.451  67,040.596  6,567,047.461   98.54%
     --------------------------------------------------------------------------

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